Basis of Presentation and General Information - Additional Information (Detail) - USD ($)				1 Months Ended	6 Months Ended
	Jun. 21, 2023	Jun. 20, 2023	Jul. 25, 2022	Jul. 31, 2024	Jun. 30, 2024	Apr. 12, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Name of the parent company					Imperial Petroleum Inc.
Date of the formation of entity					Jul. 25, 2022
Working capital deficit					$ 6,603,005
Cash and cash equivalents					45,517,158
Obligations payable for the acquisition					$ 53,490,397
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset acquistion consideration settled				$ 39,423,257
Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash distributed by parent company			$ 5,000,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued by parent company	600,000	600,000
Dividend rate of the preferred shares		5.00%
Preferred stock conversion price per share						$ 1.2573
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued by parent company	31,826	31,826
Common Stock [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued by parent company			500
Class B2 and C2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants or rights exercise price						$ 1.2573